Property, plant and equipment - Summary (Details) - EUR (€) € in Thousands	Mar. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment.	€ 26,792	€ 27,698
Property, plant and equipment, pledged as security	6,926	7,046
Land, buildings and leasehold improvements
Property, plant and equipment
Property, plant and equipment.	17,284	17,415
Plant and machinery
Property, plant and equipment
Property, plant and equipment.	7,902	8,650
Other facilities, factory and office equipment
Property, plant and equipment
Property, plant and equipment.	1,531	1,625
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment.	75	8
Leased assets
Property, plant and equipment
Property, plant and equipment.	620	881
Printers
Property, plant and equipment
Property, plant and equipment.	458	613
Printers leased to customers under operating lease
Property, plant and equipment
Property, plant and equipment.		97
Other factory equipment
Property, plant and equipment
Property, plant and equipment.	€ 162	€ 171